Common share capital (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Share capital

	December 31, 2015		December 31, 2014
	Common shares of par value $0.10		Common shares of par value $5.00
	Shares	US$ millions	Shares	US$ millions
Authorized share capital	100,000,000	10.0	400,000,000	2,000.0

Issued and fully paid share capital	24,351,618	2.4	243,516,514	1,217.6
Treasury shares held by Company	(237,386)	0.0	(2,373,863)	(11.9)
Outstanding shares in issue	24,114,232	2.4	241,142,651	1,205.7